Expense Example, No Redemption - NEW ECONOMY FUND	Jan. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,588
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	486
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	$ 1,353